Calvert
Emerging Markets Focused Growth Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Brazil — 17.9%
Banco BTG Pactual SA	34,959	$ 379,903
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,020	214,455
Itau Unibanco Holding SA, PFC Shares	27,203	228,344
Localiza Rent a Car SA	22,234	201,657
Localiza Rent a Car SA, PFC Shares	3,002	26,248
MercadoLibre, Inc.(1)	91	157,341
		$1,207,948
China — 10.4%
Contemporary Amperex Technology Co. Ltd., Class A	4,150	$245,539
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	25,300	204,447
Tencent Holdings Ltd.	4,050	255,443
		$705,429
India — 25.9%
Apollo Hospitals Enterprise Ltd.	758	$59,883
AU Small Finance Bank Ltd.(2)	15,979	143,078
Bajaj Finance Ltd.	8,351	71,457
Bharti Airtel Ltd.	12,244	232,677
Cholamandalam Investment & Finance Co. Ltd.	13,831	199,970
Eternal Ltd.(1)	70,059	172,361
Global Health Ltd.	19,184	195,912
HDFC Bank Ltd.	14,210	111,308
HDFC Bank Ltd. ADR	1,999	49,735
ICICI Bank Ltd.	15,518	199,208
Laurus Labs Ltd.(2)	18,042	190,353
Mahindra & Mahindra Ltd.	3,965	124,368
		$1,750,310
Mexico — 5.9%
Grupo Financiero Banorte SAB de CV, Class O	35,768	$396,056
		$396,056
Peru — 2.7%
Credicorp Ltd.	544	$184,514
		$184,514
Poland — 2.3%
Budimex SA	859	$154,440
		$154,440
South Africa — 7.4%
OUTsurance Group Ltd.	41,525	$170,730
Standard Bank Group Ltd.	9,252	167,551
Vodacom Group Ltd.	18,733	160,457
		$498,738
South Korea — 4.7%
Hyundai Motor Co.	446	$137,395
Security	Shares	Value
South Korea (continued)
SK Hynix, Inc.	316	$ 179,287
		$ 316,682
Taiwan — 21.8%
Delta Electronics, Inc.	4,950	$ 223,198
E Ink Holdings, Inc.	30,700	133,913
eMemory Technology, Inc.	3,055	260,121
Taiwan Semiconductor Manufacturing Co. Ltd.	14,830	857,686
		$1,474,918
Total Common Stocks (identified cost $5,972,876)		$6,689,035

Short-Term Investments — 1.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	115,533	$ 115,533
Total Short-Term Investments (identified cost $115,533)		$ 115,533

Total Investments — 100.7% (identified cost $6,088,409)	$6,804,568
Other Assets, Less Liabilities — (0.7)%	$ (50,205)
Net Assets — 100.0%	$6,754,363

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $333,431 or 4.9% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Calvert
Emerging Markets Focused Growth Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	34.1%
Information Technology	24.5
Health Care	9.6
Communication Services	9.6
Industrials	9.3
Consumer Discretionary	8.7
Utilities	3.2
Total	99.0%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $115,533, which represents 1.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$460,430	$973,856	$(1,318,753)	$ —	$ —	$115,533	$2,463	115,533

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$1,207,948	$ —	$ —	$1,207,948
China	—	705,429	—	705,429
India	49,735	1,700,575	—	1,750,310
Mexico	396,056	—	—	396,056
Peru	184,514	—	—	184,514
Poland	—	154,440	—	154,440
South Africa	—	498,738	—	498,738
South Korea	—	316,682	—	316,682

Calvert
Emerging Markets Focused Growth Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Taiwan	$ —	$1,474,918	$ —	$1,474,918
Total Common Stocks	$1,838,253	$4,850,782(1)	$ —	$6,689,035
Short-Term Investments	$115,533	$ —	$ —	$115,533
Total Investments	$1,953,786	$4,850,782	$ —	$6,804,568

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Subsequent Event
In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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